ACUITAS US MICROCAP FUND (the “Fund”)

Supplement dated June 27, 2022 to the Prospectus dated November 1, 2021

Meros Investment Management, LP (“Meros”), a subadviser to the Fund, recently completed a strategic restructuring of the ownership of the entities holding a controlling interest in Meros.  The restructuring caused Meros to undergo a change of control, resulting in the automatic termination of the current investment subadvisory agreement between Meros and the Fund’s investment adviser, Acuitas Investments, LLC (“Acuitas”).

In anticipation of the change in control of Meros, and to provide for continuity of management, on June 10, 2022, the Board of Trustees (the “Board”) approved the termination of the existing subadvisory agreement between Meros and Acuitas and approved a new, permanent investment subadvisory agreement between Meros and Acuitas, effective upon the close of the change of control, which occurred on June 17, 2022. There have been no changes to the Fund’s portfolio managers, investment objective, or principal investment strategies and risks in connection with the Transaction.

Pursuant to an exemptive order from the U.S. Securities and Exchange Commission, Acuitas, subject to Board approval, is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers for the Fund without obtaining approval of Fund shareholders. Shareholders of the Fund will receive an Information Statement in the near future, as required under the exemptive order, with more detailed information about Meros and the Transaction.

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 805-5628.

PLEASE RETAIN FOR FUTURE REFERENCE.

ACUITAS US MICROCAP FUND (the “Fund”)

Supplement dated June 27, 2022 to the Statement of Additional Information (“SAI”) dated November 1, 2021

Meros Investment Management, LP (“Meros”), a subadviser to the Fund, recently completed a strategic restructuring of the ownership of the entities holding a controlling interest in Meros.  The restructuring caused Meros to undergo a change of control, resulting in the automatic termination of the current investment subadvisory agreement between Meros and the Fund’s investment adviser, Acuitas Investments, LLC (“Acuitas”).

In anticipation of the change in control of Meros, and to provide for continuity of management, on June 10, 2022, the Board of Trustees (the “Board”) approved the termination of the existing subadvisory agreement between Meros and Acuitas and approved a new, permanent investment subadvisory agreement between Meros and Acuitas, effective upon the close of the change of control, which occurred on June 17, 2022. There have been no changes to the Fund’s portfolio managers, investment objective, or principal investment strategies and risks in connection with the Transaction.

Pursuant to an exemptive order from the U.S. Securities and Exchange Commission, Acuitas, subject to Board approval, is permitted to enter into new or modified subadvisory agreements with existing or new subadvisers for the Fund without obtaining approval of Fund shareholders. Shareholders of the Fund will receive an Information Statement in the near future, as required under the exemptive order, with more detailed information about Meros and the Transaction.

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 805-5628.

PLEASE RETAIN FOR FUTURE REFERENCE.